Equity - Schedule of Right To Purchase One Common Stock Option Held (Details) - Common Stock [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	1,220,594
Vested	918,245	788,160
Weighted average exercise price ($) (in Dollars per share)		$ 2.62
Stock Option One [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	816,677
Vested	763,203	613,722
Expiry date	Feb. 08, 2031	Feb. 08, 2031
Weighted average exercise price ($) (in Dollars per share)	$ 0.6	$ 0.6
Stock Option Two [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	35,417
Vested	35,417	35,417
Expiry date	Feb. 27, 2031	Feb. 27, 2031
Weighted average exercise price ($) (in Dollars per share)	$ 0.6	$ 0.6
Stock Option Three [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	5,000
Vested	3,021	18,750
Expiry date	Apr. 25, 2032	Apr. 25, 2032
Weighted average exercise price ($) (in Dollars per share)	$ 0.6	$ 0.6
Stock Option Four [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	16,000
Vested	9,000	6,000
Expiry date	Jun. 01, 2032	Jun. 01, 2032
Weighted average exercise price ($) (in Dollars per share)	$ 1.34	$ 1.34
Stock Option Five [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	16,000
Vested	8,000	38,958
Expiry date	Sep. 30, 2032	Jul. 01, 2032
Weighted average exercise price ($) (in Dollars per share)	$ 1.34	$ 1.34
Stock Option Six [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	80,000
Vested	40,000	33,333
Expiry date	Sep. 30, 2032	Aug. 08, 2032
Weighted average exercise price ($) (in Dollars per share)	$ 5	$ 1.34
Stock Option Seven [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	10,000
Vested	4,792	2,708
Expiry date	Oct. 15, 2032	Sep. 30, 2032
Weighted average exercise price ($) (in Dollars per share)	$ 1.34	$ 1.34
Stock Option Eight [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	5,000
Vested	2,292	25,000
Expiry date	Nov. 01, 2032	Sep. 30, 2032
Weighted average exercise price ($) (in Dollars per share)	$ 5	$ 5
Stock Option Nine [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	10,000
Vested	3,958	2,918
Expiry date	Mar. 02, 2033	Oct. 15, 2032
Weighted average exercise price ($) (in Dollars per share)	$ 5	$ 1.34
Stock Option Thirteen [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	50,000
Vested	16,666
Expiry date	Apr. 16, 2033	Feb. 01, 2033
Weighted average exercise price ($) (in Dollars per share)	$ 5	$ 5
Stock Option Fourteen [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	80,000
Vested	28,333
Expiry date	May 01, 2033	Apr. 16, 2033
Weighted average exercise price ($) (in Dollars per share)	$ 5	$ 5
Stock Option Fifteen [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	10,000
Vested	3,125
Expiry date	Jun. 27, 2033	May 01, 2033
Weighted average exercise price ($) (in Dollars per share)	$ 5	$ 5
Stock Option Seventeen [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	1,500
Vested	438
Expiry date	Jul. 01, 2033	Jun. 27, 2033
Weighted average exercise price ($) (in Dollars per share)	$ 5	$ 5
Stock Option Nineteen [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	5,000
Vested
Expiry date	Feb. 12, 2034	Jul. 01, 2033
Weighted average exercise price ($) (in Dollars per share)	$ 5	$ 5
Stock Option Twenty [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	80,000
Vested
Expiry date	Mar. 05, 2034
Weighted average exercise price ($) (in Dollars per share)	$ 1